Fair Value Measurement - Assets Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurement
Cash equivalents	$ 129,404	$ 44,669
Short-term investments	145,636	2,199
Total assets measured at fair value	275,040	46,868
Treasury bill and U.S. government and agency securities
Fair Value Measurement
Cash equivalents	19,999
Money market fund
Fair Value Measurement
Cash equivalents	74,107	44,669
Commercial paper
Fair Value Measurement
Cash equivalents	33,295
Short-term investments	122,265	1,099
Corporate debt securities
Fair Value Measurement
Cash equivalents	2,003
Short-term investments	23,371	1,100
Level 1
Fair Value Measurement
Cash equivalents	94,106	44,669
Total assets measured at fair value	94,106	44,669
Level 1 | Treasury bill and U.S. government and agency securities
Fair Value Measurement
Cash equivalents	19,999
Level 1 | Money market fund
Fair Value Measurement
Cash equivalents	74,107	44,669
Level 2
Fair Value Measurement
Cash equivalents	35,298
Short-term investments	145,636	2,199
Total assets measured at fair value	180,934	2,199
Level 2 | Commercial paper
Fair Value Measurement
Cash equivalents	33,295
Short-term investments	122,265	1,099
Level 2 | Corporate debt securities
Fair Value Measurement
Cash equivalents	2,003
Short-term investments	$ 23,371	$ 1,100